M3SIXTY SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

COMMON STOCK - 96.87%	Shares	Value

Auto Parts & Equipment - 2.56%
Dorman Products, Inc. (a)	1,218	$160,118
Gentherm, Inc. (a)	3,023	100,001
		260,119
Banks - 5.71%
First Financial Bankshares, Inc.	3,332	125,483
Glacier Bancorp, Inc.	3,974	194,090
Hope Bancorp, Inc.	6,391	69,790
Lakeland Financial Corp.	1,193	79,227
WesBanco, Inc.	3,217	112,820
		581,410
Building Materials - 3.37%
Boise Cascade Co.	694	71,940
Modine Manufacturing Co. (a)	1,461	123,542
UFP Industries, Inc.	1,381	147,767
		343,249
Chemicals - 1.22%
Quaker Chemical Corp.	519	72,151
Rogers Corp. (a)	657	52,521
		124,672
Commercial Services - 3.92%
Barrett Business Services, Inc.	2,354	94,748
CBIZ, Inc. (a)	2,075	162,203
EVERTEC, Inc. - Puerto Rico	2,227	83,156
Healthcare Services Group, Inc. (a)	5,572	58,506
		398,613
Computers - 2.94%
ExlService Holdings, Inc. (a)	3,051	147,821
Maximus, Inc.	920	59,984
Qualys, Inc. (a)	694	91,233
		299,038
Distribution & Wholesale - 1.07%
SiteOne Landscape Supply, Inc. (a)	862	108,879

Diversified Financial Services - 1.00%
Evercore, Inc.	421	101,798

Electric - 0.29%
Ameresco, Inc. - Class A (a)	2,505	29,559

Electrical Components & Equipment - 1.00%
Insteel Industries, Inc.	3,614	101,698

COMMON STOCK - 96.87% (continued)	Shares	Value

Electronics - 6.25%
Badger Meter, Inc.	695	$146,179
Napco Security Technologies, Inc.	3,520	86,451
NVE Corp.	956	65,811
OSI Systems, Inc. (a)	1,080	222,707
Plexus Corp. (a)	864	114,843
		635,991
Engineering & Construction - 4.77%
Exponent, Inc.	1,340	113,444
MasTec, Inc. (a)	1,261	164,674
Sterling Infrastructure, Inc. (a)	1,629	207,225
		485,343
Food - 2.92%
J & J Snack Foods Corp.	748	98,317
Performance Food Group Co. (a)	2,341	199,313
		297,630
Hand & Machine Tools - 1.06%
Franklin Electric Co., Inc.	1,052	107,462

Healthcare - Products - 8.94%
CONMED Corp,	1,426	84,376
Globus Medical, Inc. (a)	2,893	232,366
iRadimed Corp.	1,636	88,197
LeMaitre Vascular, Inc.	1,728	158,717
Neogen Corp. (a)	10,518	105,706
Omnicell, Inc. (a)	1,303	49,592
UFP Technologies, Inc. (a)	582	132,457
Zynex, Inc. (a)	8,170	58,906
		910,317
Healthcare - Services - 6.39%
Addus HomeCare Corp. (a)	1,083	103,719
Amedisys, Inc. (a)	1,135	104,420
Ensign Group, Inc.	1,913	247,064
Pediatrix Medical Group, Inc. (a)	4,900	72,373
U.S. Physical Therapy, Inc.	1,511	122,421
		649,997
Home Builders - 1.04%
Century Communities, Inc.	1,527	106,020

Home Furnishings - 0.74%
MillerKnoll, Inc.	3,498	75,207

Household Products & Wares - 0.74%
WD-40 Co.	315	75,165

M3SIXTY SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

COMMON STOCK - 96.87% (continued)	Shares	Value

Internet - 2.23%
ePlus, Inc. (a)	1,542	$99,274
HealthStream, Inc.	1,755	59,266
Ziff Davis, Inc. (a)	1,676	68,817
		227,357
Leisure Time - 0.67%
YETI Holdings, Inc. (a)	1,921	68,464

Machinery - Diversified - 3.38%
Albany International Corp.	2,047	156,739
Cactus, Inc. - Class A	2,656	139,546
Columbus McKinnon Corp.	2,734	47,654
		343,939
Metal Fabricate & Hardware - 2.09%
RBC Bearings, Inc. (a)	593	213,006

Miscellaneous Manufacturing - 1.19%
Fabrinet - Thailand (a)	607	121,430

Oil & Gas Services - 4.50%
Aris Water Solutions, Inc. - Class A	5,436	171,017
Innovex International, Inc. (a)	5,721	104,752
RPC, Inc.	9,138	50,990
Select Water Solutions, Inc.	10,860	131,732
		458,491
Pharmaceuticals - 5.33%
Amphastar Pharmaceuticals, Inc. (a)	3,804	108,148
Corcept Therapeutics, Inc. (a)	1,371	83,055
Harmony Biosciences Holdings, Inc. (a)	4,084	138,243
Pacira BioSciences, Inc. (a)	5,229	125,757
Supernus Pharmaceuticals, Inc. (a)	2,713	86,979
		542,182
REITS - 1.34%
Getty Realty Corp.	2,739	86,005
LTC Properties, Inc.	1,437	50,137
		136,142
Retail - 7.14%
American Eagle Outfitters, Inc.	5,592	73,199
Jack in the Box, Inc.	1,424	54,739
La-Z-Boy, Inc.	3,157	142,823
Lithia Motors, Inc.	521	179,453
Ollie’s Bargain Outlet Holdings, Inc. (a)	1,191	123,280
Shake Shack, Inc. - Class A (a)	890	96,654
Texas Roadhouse. Inc.	306	56,332
		726,480

M3SIXTY SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

COMMON STOCK - 96.87% (continued)	Shares	Value

Semiconductors - 6.36%
Diodes, Inc. (a)	2,313	$114,216
Kulicke & Soffa Industries, Inc. - Singapore	3,266	124,990
MACOM Technology Solutions Holdings, Inc. (a)	1,290	149,201
Onto Innovation, Inc. (a)	262	38,163
Photronics, Inc. (a)	2,486	51,808
Synaptics, Inc. (a)	722	47,753
Ultra Clean Holdings, Inc. (a)	2,728	67,109
Vishay Precision Group, Inc. (a)	2,289	53,883
		647,123
Software - 2.76%
ACI Worldwide, Inc. (a)	1,917	109,940
Consensus Cloud Solutions, Inc. (a)	1,975	51,686
Donnelley Financial Solutions, Inc. (a)	1,312	65,036
PDF Solutions, Inc. (a)	2,417	54,431
		281,093
Telecommunications - 1.97%
A10 Networks, Inc.	9,661	200,852

Transportation - 1.31%
Landstar System, Inc.	840	133,392

Water - 0.67%
California Water Service Group	1,511	68,675

TOTAL COMMON STOCK (Cost $9,665,980)		9,860,793

INVESTMENTS AT VALUE (Cost $9,665,980) - 96.87%		$9,860,793

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 3.13%		318,800

NET ASSETS - 100.00%		$10,179,593

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The following abbreviations are used in this portfolio:

REITS - Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

M3Sixty Small Cap Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the M3Sixty Small Cap Growth Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and REITs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The SEC adopted Rule 2a-5 under the Investment Company Act of 1940, which established an updated regulatory framework for registered investment company fair valuation practices. Under Rule 2a-5, a greater number of the Fund’s securities may be subject to fair value pricing. The Fund’s fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Fund’s “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

M3Sixty Small Cap Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Fair Value Measurements (continued)

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedures and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Fund’s use of fair value pricing. These securities will be categorized as Level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of February 28, 2025.

M3Sixty Small Cap Growth Fund
Financial Instruments - Assets		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (2)	$9,860,793	$—	$9,860,793
Totals	$9,860,793	$—	$9,860,793

(1)	As of and for the nine months ended February 28, 2025, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All common stock held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedule of Investments.

During the nine months ended February 28, 2025, no securities were valued using alternative procedures approved by the Board of Trustees.

Small Capitalization Company Risk

The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification and financial resources, the securities of these companies may be more speculative, volatile and less liquid than securities of larger companies, and they can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings or other adverse developments.

Growth Company Risk

Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general. Growth stocks may also fall out of favor and may underperform relative to the overall equity market at times.

M3Sixty Small Cap Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Growth Company Risk (continued)

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at February 28, 2025 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$9,672,525	$1,161,441	$(973,173)	$188,268

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Fund is attributable primarily to the tax deferral of losses on wash sales.